Other Expense (Income), Net - Summary of Other (Income) Expense, Net From Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Other (income) expense [Abstract]
Loss from equity method investment	$ 0	$ 0	$ 0	$ 3,750	$ 3,750	$ 21,386
Interest income	(62)	(579)	(133)	(1,200)	(1,418)	(17,990)
Interest expense	1,552	608	4,065	1,399	2,809	7,683
Other (expense) income	2,202	(786)	(374)	(1,864)	3,560	2,543
Total	$ 3,692	$ (757)	$ 3,558	$ 2,085	$ 8,701	$ 13,622